Schedule of effective income tax rate reconciliation (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Loss before taxes		$ (2,766,220)	$ (798,293)	$ (12,585,250)
Tax and surcharges for 2025	[1]	103,276
Total taxes		103,276	111,367
Loss after taxes		(2,869,496)	(909,660)	(12,585,250)
Tax Provision		$ 103,276	$ 111,367

[1]	This amount represents tax provision for Abit USA Inc, which will be carried forward for offset in subsequent years.